Investments In Affiliated Companies, Partnerships And Other Companies Investment in affiliated companies, Partnership and Other Companies (Investment Under Fair Value Method) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	$ 54,469,000		$ 54,469,000	$ 61,244,000
Subsidiary F
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	17,155,000		17,155,000	24,057,000
Net gain related to revaluation			(6,900,000)	11,100,000
Company G
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	17,165,000		17,165,000	12,532,000
Net gain related to revaluation			3,200,000	4,800,000		$ 3,700,000
Impairment of investments under fair value			1,400
Company H
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	$ 2,472,000		2,472,000	4,978,000
Net gain related to revaluation			$ (2,500,000)	400,000		$ 4,600,000
Company H | Company H
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	35.00%		35.00%
Subsidiary I
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	$ 13,677,000		$ 13,677,000	13,677,000
Subsidiary J
Schedule of Equity Method Investments [Line Items]
Investments in and Advances to Affiliates, at Fair Value	$ 4,000,000		$ 4,000,000	6,000,000
Company I
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation				1,000,000	$ 5,000
Impairment of investments under fair value					$ 4,100,000
Company I | Company I
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	7.00%		7.00%
Company J
Schedule of Equity Method Investments [Line Items]
Net gain related to revaluation	$ (4,000,000)	$ 2,000,000		$ 1,000,000
Company J | Company J
Schedule of Equity Method Investments [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	25.00%		25.00%